Cover	Oct. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39056
Entity Registrant Name	PING IDENTITY HOLDING CORP.
Entity Central Index Key	0001679826
Entity Tax Identification Number	81-2933383
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 17th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	468-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PING
Security Exchange Name	NYSE
Entity Emerging Growth Company	false